Liquidity and Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Liquidity and Going Concern [Abstract]
LIQUIDITY AND GOING CONCERN

2. LIQUIDITY AND GOING CONCERN

The accompanying unaudited interim consolidated financial statements have been prepared in conformity with U.S. GAAP which contemplates continuation of the Company on a going concern basis. The going concern basis assumes that assets are realized, and liabilities are settled in the ordinary course of business at amounts disclosed in the unaudited interim consolidated financial statements. The Company’s ability to continue as a going concern depends upon its ability to market and sell its products to generate positive operating cash flows. For the three months ended March 31, 2024, the Company reported net loss of $3,981,019. As of March 31, 2024, the Company’s working capital deficit was $4,839,164. In addition, the Company had net cash outflows of $473,161 from operating activities for the three months ended March 31, 2024. These conditions give rise to substantial doubt as to whether the Company will be able to continue as a going concern.

Management’s plan is to continue improve operations to generate positive cash flows and raise additional capital through private of public offerings. If the Company is not able to generate positive operating cash flows, and raise additional capital, there is the risk that the Company may not be able to meet its short-term obligations. Management is committed to enhancing operations to generate positive cash flows and plans to secure additional capital through private or public offerings.

2. LIQUIDITY AND GOING CONCERN

The accompanying financial statements have been prepared in conformity with U.S. GAAP which contemplates continuation of the Company on a going concern basis. The going concern basis assumes that assets are realized, and liabilities are settled in the ordinary course of business at amounts disclosed in the financial statements. The Company’s ability to continue as a going concern depends upon its ability to market and sell its products to generate positive operating cash flows. For the year ended December 31, 2023, the Company reported net loss of $10,910,288. As of December 31, 2023, the Company’s working capital deficit was $4,275,781.  In addition, the Company had net cash outflows of $4,235,845 from operating activities for the year ended December 31, 2023. These conditions give rise to substantial doubt as to whether the Company will be able to continue as a going concern.

To sustain its ability to support the Company’s operating activities, the Company may have to consider supplementing its available sources of funds through the following sources:

●	cash generated from operations;

●	other available sources of financing from Taiwan banks and other financial institutions; and

●	financial support from the Company’s related party and shareholders.

Management’s plan is to continue improve operations to generate positive cash flows and raise additional capital through private or public offerings, or financial support from related parties or shareholders. If the Company is not able to generate positive operating cash flows, and raise additional capital, there is the risk that the Company may not be able to meet its short-term obligations. All of these factors raise substantial doubt about the ability of the Company to continue as a going concern. The audited financial statements for the years ended December 31, 2023 and 2022 have been prepared on a going concern basis and do not include any adjustments to reflect the possible future effects on the recoverability and classifications of assets or the amounts and classifications of liabilities that may result from the inability of the Company to continue as a going concern.